LONG-TERM INVESTMENTS - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2016 CNY (¥)
LONG-TERM INVESTMENTS
Cost investment											¥ 521,863	¥ 312,176	¥ 169,905
Share equity gain (loss)									¥ (45,789)		(31,487)	138,646
Investment in equity investee	$ 17,828							$ 17,828			490,376		124,116
Cost of investments incurred during the period									(351,958)		209,687
Distribution received								(2,902)	(20,200)
Share equity gain (loss) incurred during the period									(34,263)		(186,642)
Derecognize of share equity loss											16,509
Disposal gain								2,564	17,853		16,509
Investment in an equity investee								17,828	124,116	$ 71,322	490,376	450,822
Derecognize of share equity (gain)									19,961
Yizhuang Venture Investment Fund
LONG-TERM INVESTMENTS
Cost investment											101,000	101,000	101,000
Share equity gain (loss)									7,152		25,681	176,036
Distribution received	$ (2,902)	¥ (20,200)
Share equity gain (loss) incurred during the period									1,671		(150,355)
Investment in an equity investee								15,535	108,152	18,425	126,681	277,036
Derecognize of share equity (gain)									(20,200)
Unis Tech
LONG-TERM INVESTMENTS
Cost investment												49,000		¥ 49,000
Share equity gain (loss)												(12,961)
Cost of investments incurred during the period											(49,000)
Share equity gain (loss) incurred during the period											(3,548)
Derecognize of share equity loss											16,509
Disposal gain							¥ 16,509
Investment in an equity investee												36,039
Shihua DC Investment Holdings Limited
LONG-TERM INVESTMENTS
Cost investment											366,623	147,176	29,068
Share equity gain (loss)									(29,068)		(33,658)	(9,429)
Cost of investments incurred during the period					$ (48,487)	¥ (337,555)			(337,555)		219,447
Share equity gain (loss) incurred during the period									(17,718)		(24,229)
Investment in an equity investee										48,428	332,965	137,747
Derecognize of share equity (gain)									22,308
Jingliang Inter Cloud
LONG-TERM INVESTMENTS
Cost investment											6,000		6,000
Share equity gain (loss)									(1,928)		(34)
Cost of investments incurred during the period											6,000
Share equity gain (loss) incurred during the period									(1,894)		(34)
Investment in an equity investee								585	4,072	868	5,966
Jingliang Century Cloud
LONG-TERM INVESTMENTS
Cost investment											4,000		4,000
Cost of investments incurred during the period											4,000
Investment in an equity investee								575	4,000	582	4,000
Huaye Cloud
LONG-TERM INVESTMENTS
Cost investment											23,333
Share equity gain (loss)											(6,319)
Cost of investments incurred during the period									(23,333)		23,333
Share equity gain (loss) incurred during the period									(11,534)		(6,319)
Investment in an equity investee										2,474	17,014
Derecognize of share equity (gain)			$ 2,564	¥ 17,853					17,853
ZJK Energy
LONG-TERM INVESTMENTS
Cost investment											5,907		5,907
Share equity gain (loss)									(1,945)		(2,157)
Cost of investments incurred during the period											5,907
Share equity gain (loss) incurred during the period									212		(2,157)
Investment in an equity investee								569	3,962	$ 545	3,750
WiFire Group Inc. ("WiFire Group")
LONG-TERM INVESTMENTS
Cost investment											15,000	15,000	20,000
Share equity gain (loss)									(20,000)		¥ (15,000)	¥ (15,000)
Cost of investments incurred during the period									5,000
Share equity gain (loss) incurred during the period									(5,000)
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG-TERM INVESTMENTS
Cost investment													¥ 3,930
Cost of investments incurred during the period									3,930
Investment in an equity investee								$ 564	¥ 3,930